Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	TOWER SEMICONDUCTOR LTD
Entity Central Index Key	0000928876
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q4
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer